Dec. 31, 2024
Opportunistic Small Cap Portfolio
Fund Summary
Investment Objective
The fund seeks capital growth.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These figures also do not reflect any fees or charges imposed by participating insurance companies under their Variable Annuity contracts (VA contracts) or Variable Life Insurance policies (VLI policies), and, if such fees and/or charges were included, the fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Opportunistic Small Cap Portfolio		Initial Shares	Service Shares
Management fees		0.75%	0.75%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.09%	0.09%
Total annual fund operating expenses		0.84%	1.09%
Fee waiver	[1]	(0.10%)	(0.10%)
Total annual fund operating expenses (after fee waiver)		0.74%	0.99%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund's average daily net assets until May 1, 2026. On or after May 1, 2026, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not reflect fees and expenses incurred under VA contracts and VLI policies; if they were reflected, the figures in the Example would be higher. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the management fee waiver agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Opportunistic Small Cap Portfolio - USD ($)	Initial Shares	Service Shares
1 Year	$ 76	$ 101
3 Years	258	337
5 Years	456	591
10 Years	$ 1,028	$ 1,320

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 61.91% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of small cap companies. The fund currently considers small cap companies to be those companies with market capitalizations that fall within the market capitalization range of companies comprising the Russell 2000® Index, the fund's benchmark index. As of February 28, 2025, the market capitalizations of the smallest and largest companies in the index were approximately $1.2 million and $15.258 billion, respectively, and the weighted average and median market capitalizations of the index were approximately $3.713 billion and $897.0 million, respectively.

The fund's sub-adviser, Newton Investment Management North America, LLC, an affiliate of BNY Mellon Investment Adviser, Inc., selects stocks for the fund's portfolio based primarily on bottom-up fundamental analysis. The sub-adviser uses a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of a company's business prospects, estimation of the company's value and the identification of events or a catalyst that could cause the estimated value of the company to change. In general, the fund seeks exposure to stocks and sectors that the fund's sub-adviser perceives to be attractive from a valuation and fundamental standpoint.

The fund typically sells a stock when, in the sub-adviser's view, it approaches intrinsic value, a significant deterioration of fundamental expectations develops, the revaluation catalyst becomes impaired based on subsequent events or a better risk/reward opportunity is presented in the marketplace.

Principal Risks
Risk Table - Opportunistic Small Cap Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Risks of stock investing

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

· Small and midsize company risk

• Small and midsize company risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

· Growth and value stock risk

• Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

· Management risk	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Initial shares from year to year. The table compares the average annual total returns of the fund's shares to those of the Russell 2000® Index and the Russell 3000® Index, a broad measure of market performance. The fund's past performance is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Year-by-Year Total Returns as of 12/31 each year (%)

During the periods shown in the chart: Best Quarter 2020, Q2: 31.64 Worst Quarter 2020, Q1: (33.53)
Average Annual Total Returns (as of 12/31/24)
Average Annual Total Returns - Opportunistic Small Cap Portfolio		Label	1 Year	5 Years	10 Years
Initial Shares			4.62%	5.89%	6.47%
Service Shares			4.36%	5.62%	6.20%
Russell 3000® Index reflects no deductions for fees, expenses or taxes*	[1]	Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index reflects no deductions for fees, expenses or taxes		Russell 2000® Index	11.54%	7.40%	7.82%
[1]	In accordance with regulatory changes requiring the fund's primary benchmark to represent the overall applicable market, the fund's primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.